INTANGIBLE ASSETS AND GOODWILL (Schedule of intangible assets) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Licenses	$ 12,167,021	$ 12,141,476	$ 12,141,476
Brands	644,800	868,982	868,982
Customer relationships	1,540,447	1,758,553	2,122,063
Intangible assets, gross	14,352,268	14,769,011	15,132,521
Less: accumulated amortization	(6,465,443)	(5,544,846)	(4,174,560)
Estimated aggregate amortization expense, Total	$ 7,886,825	$ 9,224,165	$ 10,957,961